INVESTMENTS IN ASSOCIATES AND JOINT VENTURES - Investments in joint ventures (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Investments	$ 2,915,633	$ 2,720,559
Joint ventures
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Investments	$ 615,183	$ 582,403	$ 533,223
Joint ventures | Compania de Financiamiento Tuya S.A
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Financing Services	Financing Services
Country	Colombia	Colombia
Percentage of Ownership interest	50.00%	50.00%
Investments	$ 564,998	$ 546,633	$ 516,791
Joint ventures | P.A. Laurel
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Renewable energies
Country	Colombia
Percentage of Ownership interest	50.00%
Investments	$ 22,150
Joint ventures | Puntos Colombia S.A.S
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Administration of the customers loyalty	Administration of the customers loyalty
Country	Colombia	Colombia
Percentage of Ownership interest	50.00%	50.00%
Investments	$ 11,514	$ 9,601
Joint ventures | Fondo de Capital Privado Ruta del Sol compartimento A
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Investment in infrastructure projects	Investment in infrastructure projects
Country	Colombia	Colombia
Percentage of Ownership interest	25.90%	25.90%
Investments	$ 10,159	$ 16,664
Joint ventures | Ecosistemas Digitales de Negocio S.A.S.
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Digital electronic billing services	Digital electronic billing services
Country	Colombia	Colombia
Percentage of Ownership interest	50.00%	50.00%
Investments	$ 3,832	$ 3,615
Joint ventures | P.A Muverang
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Sustainable mobility services	Sustainable mobility services
Country	Colombia	Colombia
Percentage of Ownership interest	33.33%	33.33%
Investments	$ 2,351	$ 2,544
Joint ventures | P.A. Blup
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Inventory finance and comprehensive logistics operation
Country	Colombia
Percentage of Ownership interest	50.00%
Investments	$ 179
Joint ventures | P.A Reintegra
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Collections and recovery of portfolio	Collections and recovery of portfolio
Country	Colombia	Colombia
Percentage of Ownership interest	46.00%	46.00%
Investments	$ 0	$ 0
Joint ventures | VILIV S.A.S. (In liquidation)
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	IT services and consulting	IT services and consulting
Country	Colombia	Colombia
Percentage of Ownership interest	50.00%	50.00%
Investments		$ 3,346